Summary of Significant Accounting Policies - Property and Equipment Useful Lives (Details)	12 Months Ended
Aug. 26, 2017
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer equipment, software, and website development costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer equipment, software, and website development costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years